Share Based Payments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Stock Option Activity
The following is a summary of the Company’s stock option activity during the nine months ended September 30
, 2020
:

	Number of Stock Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2019	99,018	$236.63	$—
Granted	23,112	16.42	—
Forfeited/Cancelle d	(9,906)	(198.03)	—
Exercised	—	—	—

Outstanding as of September 30, 2020	112,224	$194.68	$—

Exercisable as of September 30, 2020	69,995	$149.62	$—

The following is a summary of stock option activity for the year ended December 31, 2019 and 2018:

	Number of Options	Weighted Average Exercise Price in USD$	Aggregate Intrinsic Value in USD$
Outstanding as of December 31, 2017	69,921
Granted	28,896	354.20
Forfeited	(1,528)	346.15
Exercised (1)	(2,814)	108.50

Outstanding as of December 31, 2018	94,475	$249.87	$8,308
Granted	33,337	$162.74
Forfeited/Cancelled	(13,939)	298.55
Exercised (2)	(14,855)	96.95

Outstanding as of December 31, 2019	99,018	$236.63	$—

Exercisable as of December 31, 2019	53,850	$248.25	$—

(1)	For the year ended December 31, 2018, 242 stock options were exercised on a cashless basis resulting in 93 shares being withheld in satisfaction of the exercise price.
(2)	For the year ended December 31, 2019, 14,855 stock options were exercised on a cashless basis resulting in 13,818 shares being withheld in satisfaction of the exercise price.

Summary of Company's Restricted Stock Unit Activity
The following is a summary of the Company’s restricted stock award activity for the nine months ended September 30
, 2020
:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value per Unit
Outstanding as of December 31, 2019	788	USD$21.17
Granted	6,207	17.62
Settled	(6,831)	18.13

Outstanding as of September 30, 2020	164	$13.54

The following is a summary of the Company’s RSU activity for the years ended December 31, 2019 and 2018:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value per Unit
Outstanding as of January 1, 2018	54	CAD$	350.00
Vested and settled during 2018 (1)	(27)	CAD$	350.00

Outstanding as of December 31, 2018	27	CAD$	350.00
Granted	788	USD$	21.17
Vested and settled during 2019 (1)	(27)	CAD$	350.00

Outstanding as of December 31, 2019	788	USD$	21.17

(1)	Includes 7 RSUs withheld to satisfy required withholding taxes.

Summary of Stock-Based Compensation Expense is Classified in Condensed Consolidated Statements of Operations and Comprehensive Loss
Stock-based compensation expense is classified in the Company’s condensed consolidated statements of operations and comprehensive loss as follows (amounts in thousands):

	Nine Months Ended September 30,
	2020	2019
Research and development	$727	$643
Cost of sales	(1)	—
Selling, general and administrativ e	1,295	2,693

Total	$2,021	$3,336

Stock-based compensation expense is classified in the Company’s consolidated statements of operations and comprehensive loss as follows (amounts in thousands):

	2019	2018
Research and development	$898	$939
General and administrative	3,793	7,156

Total	$4,691	$8,095

Employee and Director Stock Options
Summary of Stock Options Outstanding and Exercisable
The following table summarizes stock options outstanding and exercisable by employees and directors as of December 31, 2019:

Number of Options Outstanding	Expiration Date	Options Outstanding Remaining Contractual Life (In Years)	Exercise Price	Fair Value Post Modification (1)	Grant Date Fair Value	Number of Options Exercisable
571	December 8, 2024	4.94	$445.20	$76.30	$—	571
2,285	December 8, 2024	4.94	$445.20	$76.30	$—	2,285
571	March 16, 2025	5.20	$438.20	$85.05	$—	571
4,285	October 21, 2025	5.80	$112.00	$230.00	$—	4,285
570	December 31, 2025	6.00	$156.80	$204.94	$—	570
16,997	July 13, 2026	6.53	$187.25	$181.32	$—	16,997
571	August 8, 2026	6.60	$174.30	$189.75	$—	571
17,624	April 17, 2027	7.29	$284.55	$263.85	$—	8,812
175	May 18, 2027	7.37	$257.25	$166.27	$—	175
285	May 18, 2027	7.37	$257.25	$267.77	$—	142
571	August 8, 2027	7.60	$363.30	$258.17	$—	286
571	April 9, 2028	8.27	$316.05	$280.33	$—	143
9,639	May 15, 2028	8.37	$384.65	$276.29	$—	5,238
1,584	August 22, 2028	8.64	$358.05	$—	$252.39	396
11	September 4, 2028	8.67	$356.65	$—	$251.63	11
1,428	September 10, 2028	8.69	$361.90	$—	$255.45	357
1,428	September 24, 2028	8.73	$339.85	$—	$237.58	357
2,142	October 15, 2028	8.79	$306.25	$—	$216.82	2,142
285	October 29, 2028	8.82	$339.85	$—	$240.32	71
143	November 19, 2028	8.88	$280.00	$—	$198.12	143
214	January 22, 2029	9.06	$267.75	$—	$185.50	—
214	February 4, 2029	9.09	$254.10	$—	$176.05	—
15,528	March 28, 2029	9.23	$236.60	$—	$161.70	2,532
6,137	August 7, 2029	9.60	$71.05	$—	$47.95	—
1,142	August 19, 2029	9.63	$67.55	$—	$45.50	—
4,285	September 23, 2029	9.72	$60.55	$—	$42.00	—
856	September 30, 2029	9.74	$57.75	$—	$38.85	—
570	October 1, 2029	9.75	$58.80	$—	$34.30	—
428	October 14, 2029	9.78	$50.75	$—	$34.30	—

91,110						46,655

(1)	Reflects fair value of modified stock options on August 8, 2018

Estimation Using Black-Scholes Option Pricing Model With Following Weighted Average Assumptions
The weighted average grant date fair value of employee and director stock options granted for the nine months ended September 30
, 2020
was $0.30
per option and the grant date fair values of these stock options were estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

Nine Months Ended September 30, 2020
Stock price	$16.42
Exercise price	$16.42
Expected term	5.26 years
Expected volatility	77.35%
Risk-free interest rat e	0.58%
Dividend rate	0.00%

The fair value of employee and director stock options granted for the years ended December 31, 2019 and 2018 had a weighted average grant date fair value of $105.38 and $272.30 per option, respectively, and they were estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2019	2018
Stock price	$162.74	$392.35
Exercise price	$162.74	$354.20
Expected term	5.42 years	6.25 years
Expected volatility	76.90%	78.99%
Risk-free interest rate	1.96%	2.67%
Dividend rate	0.00%	0.00%

Consultants Stock Options
Summary of Stock Options Outstanding and Exercisable
The following table summarizes stock options outstanding and exercisable by consultants as of December 31, 2019:

Number of Options Outstanding	Expiration Date	Options Outstanding Remaining Contractual Life (In Years)	Exercise Price	Fair Value Post Modification (1)	Grant Date Fair Value	Number of Options Exercisable
855	December 8, 2024	4.94	$445.20	$76.30	$—	855
3,142	October 28, 2025	5.82	$111.30	$230.67	$—	3,142
2,056	October 3, 2026	6.75	$180.25	$187.25	$—	2,056
571	May 18, 2027	7.37	$257.25	$267.77	$—	286
428	August 8, 2027	7.60	$363.30	$258.17	$—	214
428	November 6, 2027	7.84	$567.00	$244.32	$—	214
428	August 22, 2028	8.64	$358.05	$—	$310.28	428

7,908						7,195

(1)	Reflects fair value of modified stock options on August 8, 2018

Estimation Using Black-Scholes Option Pricing Model With Following Weighted Average Assumptions	Stock options granted to the Company’s consultants for the year ended December 31, 2018 had a weighted average grant date fair value of $310.45 per share, and they were estimated using the
Black-Scholes
option-pricing model with the following weighted-average assumptions:

Year Ended December 31,
2018
Stock price	$358.05
Exercise price	$358.05
Option term	10 years
Expected volatility	90.17%
Risk-free interest rate	2.82%
Dividend rate	0.00%

Summary of Non-Employee Stock Options Accounted for As Derivative Financial Instruments
The following table summarizes
non-employee
stock options that had been accounted for as derivative financial instruments during the year ended December 31, 2018 (amounts in thousands):

Year Ended December 31,
2018
Fair value of non-employee stock options at beginning of year	$2,637
Exercise of non-employee options	(737)
Cancelled	—
Foreign exchange gains	(38)
Change in fair value of non-employee stock options during the year	(656)
Reclassification to additional paid-in capital	(1,206)

Fair value of non-employee stock options at end of year	$—

Non-employee Liability
Estimation Using Black-Scholes Option Pricing Model With Following Weighted Average Assumptions
The fair value of
non-employee
stock options previously classified as liabilities and recorded as derivative financial instruments which were subsequently reclassified to equity following the modification of stock option previously on August 8, 2018 were estimated using the Black-Scholes option pricing model with the following weighted-average assumptions as of August 8, 2018:

	August 8, 2018
Stock price	CAD$	424.90
Exercise price	CAD$	153.30
Expected life		0.93 years
Expected volatility		73.18%
Risk-free interest rate		1.95%
Dividend rate		0.00%